Annual Fund Operating Expenses	Aug. 27, 2026
NYLIM CBRE Real Estate & Infrastructure ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.65%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	1.19%
Expenses (as a percentage of Assets)	1.84%
Fee Waiver or Reimbursement	(1.39%)	[1],[2],[3]
Net Expenses (as a percentage of Assets)	0.45%
NYLIM MacKay Core Plus Bond ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.44%
Fee Waiver or Reimbursement	(0.14%)	[4],[5]
Net Expenses (as a percentage of Assets)	0.30%
NYLIM MacKay High Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Acquired Fund Fees and Expenses	0.01%	[6]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.17%)	[7]
Net Expenses (as a percentage of Assets)	0.41%
NYLIM MacKay Securitized Income ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.49%
Fee Waiver or Reimbursement	(0.21%)	[8],[9]
Net Expenses (as a percentage of Assets)	0.28%
NYLIM MacKay Muni Allocation ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%	[10]
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.37%)	[11]
Net Expenses (as a percentage of Assets)	0.35%
NYLIM MacKay Muni Insured ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.16%)	[12]
Net Expenses (as a percentage of Assets)	0.30%
NYLIM MacKay Muni Short Duration ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.25%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.42%
Fee Waiver or Reimbursement	(0.17%)	[13]
Net Expenses (as a percentage of Assets)	0.25%
NYLIM MacKay Muni Intermediate ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.46%
Fee Waiver or Reimbursement	(0.16%)	[14]
Net Expenses (as a percentage of Assets)	0.30%
NYLIM MacKay California Muni Intermediate ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.45%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Acquired Fund Fees and Expenses	0.01%	[15]
Expenses (as a percentage of Assets)	0.64%
Fee Waiver or Reimbursement	(0.28%)	[16]
Net Expenses (as a percentage of Assets)	0.36%
NYLIM Winslow Large Cap Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[17]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.32%)	[18],[19]
Net Expenses (as a percentage of Assets)	0.50%
NYLIM Winslow Focused Large Cap Growth ETF [Member]
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%	[20]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.94%
Fee Waiver or Reimbursement	(0.48%)	[21],[22]
Net Expenses (as a percentage of Assets)	0.46%

[1]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.65% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[2]	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.45% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2027.
[3]	The expense information in the table has been restated to reflect the current expense waiver/reimbursement agreement.
[4]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.35% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[5]	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.30% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2027.
[6]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[7]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.40% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[8]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.40% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[9]	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.28% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2027.
[10]	The Fund commenced operations on December 16, 2025, and Other Expenses are based on estimated amounts for the current fiscal year.
[11]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.35% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[12]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.30% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[13]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.25% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[14]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.30% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[15]	The Total Annual Fund Operating Expenses may not correlate to the ratio of expenses to average net assets as reported in the “Financial Highlights” section of the Prospectus, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees & Expenses. Acquired Fund Fees & Expenses represent the Fund’s pro rata share of fees and expenses incurred indirectly as a result of investing in other funds, including ETFs and money market funds.
[16]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.35% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[17]	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.
[18]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.60% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[19]	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.50% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2027.
[20]	The management fee is as follows: 0.75% on assets up to $500 million; 0.725% on assets from $500 million to $750 million; 0.71% on assets from $750 million to $1 billion; 0.70% on assets from $1 billion to $2 billion; 0.66% on assets from $2 billion to $3 billion; 0.61% on assets from $3 billion to $7 billion; 0.585% on assets from $7 billion to $9 billion; and 0.575% on assets over $9 billion.
[21]	New York Life Investment Management LLC (“New York Life Investment Management” or “Advisor”) has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund in an amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.65% of the average daily net assets of the Fund. The agreement will remain in effect permanently unless terminated by the Board of Trustees of the Fund.
[22]	The Advisor has contractually agreed to waive or reduce its management fee and/or reimburse expenses of the Fund by an additional amount that limits “Total Annual Fund Operating Expenses” (exclusive of interest, taxes, brokerage commissions, dividend payments on short sales, acquired fund fees and expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.46% of the average daily net assets of the Fund. The agreement will remain in effect until August 28, 2027.